Share-based compensation	6 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation
15 Share-based compensation
The Group recognized share-based compensation expenses of USD1,668 thousand in the three months ended June 30, 2026 and USD2,794 thousand six months ended June 30, 2026 (For the three months ended June 30, 2025: USD936 thousand); For the six months ended June 30, 2025: USD1,999 thousand).
Effective 1 January 2026, following shareholder approval at the Annual General Meeting on 15 May 2026, the Group may settle Supervisory Board remuneration in cash, in ordinary shares of the Company, or in a combination of both, at the Company's discretion. Where shares are used, the number of shares is determined at delivery, so that the value delivered corresponds to the fixed remuneration amount approved by shareholders. For the six months ended 30 June 2026, the Group recognized an expense of US$37.5 thousand as cash-settled remuneration, and US$187.5 thousand as equity-settled remuneration, measured at grant-date fair value, with a corresponding increase in equity, both amounts included within the total share-based compensation expense disclosed above.